Organization and Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business

1.        Organization and Business

Mosaic ImmunoEngineering, Inc. (the “Company,” “combined company,” “Mosaic,” “we,” “us,” or “our”), formerly known as Patriot Scientific Corporation, is a corporation organized under Delaware law on March 24, 1992. We are a development-stage biotechnology company focused on developing and eventually commercializing our proprietary immunomodulator platform technology. Our lead immunomodulator product candidate, MIE-101, is based on a naturally occurring plant virus known as Cowpea mosaic virus (or CPMV) which is believed to be non-infectious in animals including mice, dogs and humans. However, because of its virus protein characteristics and genetic composition, CPMV elicits a strong immune response when delivered directly into tumors as shown in our preclinical studies. Data from numerous mouse cancer models and in companion dogs with naturally occurring tumors show the ability of intratumoral administration of CPMV to result in anti-tumor effects in treated tumors and systemically at other sites of disease through immune activation. MIE-101 is currently in late-stage preclinical development and our goal is to advance MIE-101 into veterinary studies in 2022 and into Phase I clinical trials in 2023, provided we are able to raise sufficient funding.

The Company has two wholly owned subsidiaries: Mosaic ImmunoEngineering Development Company (formerly referred to as Private Mosaic in connection with the Reverse Merger), a corporation organized under Delaware law on March 30, 2020 (date of inception) and Patriot Data Solutions Group, Inc., an inactive subsidiary of PTSC.

Summary of Significant Events

Private Mosaic, a Delaware corporation, was formed on March 30, 2020. On July 1, 2020, we signed a Material Transfer, Evaluation, and Exclusive Option Agreement (“License Option Agreement”) with Case Western Reserve University (“CWRU”), granting us the exclusive right to license technology for a novel platform technology using an immunomodulator platform technology to treat and prevent cancer and infectious diseases in humans and for veterinary use (see Note 6). On August 21, 2020, we closed a Reverse Merger transaction (as discussed below) by and between Patriot Scientific Corporation (now known as Mosaic ImmunoEngineering, Inc.) and Private Mosaic. On November 30, 2020, we filed amended and restated articles of incorporation with the Secretary of State of the State of Delaware (“Amended and Restated Certificate”) to change the name of the Company to Mosaic ImmunoEngineering, Inc. (“Name Change”), to implement a 1-for-500 reverse stock split (“Reverse Stock Split”), and to reduce the number of authorized shares of common stock from 600 million to 100 million. The Reverse Stock Split was effective on December 2, 2020 (see Note 8). All share numbers and preferred stock conversion numbers included herein have been retroactively adjusted to reflect the 1-for-500 Reverse Stock Split. On December 30, 2020, we changed our fiscal year end from May 31 to December 31 effective for the period ended December 31, 2020. On May 7, 2021, we issued unsecured convertible promissory notes in the aggregate principal amount of $575,000 (see Note 7).

In addition, we plan to file an application with The Nasdaq Stock Market requesting that our common stock and potentially warrants (if applicable to any future offering), be listed on the Nasdaq Capital Market in 2022, provided we are able to meet the initial listing requirements. On June 10, 2021 and June 14, 2021, our Board of Directors and majority shareholders, respectively, approved a Discretionary Reverse Stock Split whereby our Board of Directors have broad authority to implement a future reverse stock split through June 25, 2022 at a ratio ranging from 1-for-2 to 1-for-4 or any number in between in order to potentially achieve compliance with the initial listing requirements of the Nasdaq Stock Market. There is no guarantee that we will be able to achieve compliance with the initial listing requirements or if achieved, we will be able to maintain such listing for any period of time by perpetually satisfying Nasdaq Capital Market’s continued listing requirements (see Note 8).

Reverse Merger

On August 19, 2020, Patriot Scientific Corporation (now known as Mosaic ImmunoEngineering, Inc.) and Private Mosaic entered into a stock purchase agreement (“Stock Purchase Agreement”), whereby one of the wholly owned subsidiaries of Patriot Scientific Corporation merged with and into Private Mosaic, with Private Mosaic surviving as wholly owned subsidiary of Patriot Scientific Corporation (the “Reverse Merger”). The transaction closed on August 21, 2020 (“Closing Date”) in accordance with the terms of the Stock Purchase Agreement (see Note 2).

On the Closing Date, Patriot Scientific Corporation acquired 100% of the issued and outstanding common stock of Private Mosaic, representing 630,000 shares of its Class A common stock (“Class A Stock”) and 70,000 shares of its Class B common stock (“Class B Stock”) (collectively referred to as “Target Common Stock”). In exchange for the Target Common Stock, the holders of the Class A Stock received 630,000 shares of the Company’s Series A Convertible Voting Preferred Stock (“Series A Preferred”) and holders of the Class B Stock received 70,000 shares of the Company’s Series B Convertible Voting Preferred Stock (“Series B Preferred”). Each share of Series A Preferred converted into 10.194106 shares of common stock as defined in the Series A Certificate of Designation. Each share of Series B Preferred converts into 11.46837 shares of common stock of the Company, possesses full voting rights, on an as-converted basis, as the common stock of the Company and contains certain anti-dilution rights, as defined in the Series B Certificate of Designation. On a fully diluted, as converted basis, the holders of Series A Preferred and Series B Preferred, in aggregate, owned 90% of the issued and outstanding common stock of the Company as of the Closing Date. The Class A Stock and Class B Stock were eliminated and were no longer authorized as of December 31, 2020.

The Reverse Merger was treated by the Company as a reverse merger in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). For accounting purposes, Private Mosaic is considered to have acquired PTSC as the accounting acquirer because: (i) Private Mosaic stockholders owned 90% of the combined company, on an as-converted basis, immediately following the Closing Date, (ii) Private Mosaic directors held a majority of board seats in the combined company and (iii) Private Mosaic management held all key positions in the management of the combined company. Accordingly, Private Mosaic’s historical results of operations replaced PTSC’s historical results of operations for all periods prior to the Closing Date of the Reverse Merger and, for all periods following the Closing Date of the Reverse Merger, the results of operations of the combined company are included in the Company’s financial statements.

Liquidity and Management’s Plans

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. At December 31, 2021, the Company had cash and cash equivalents of $226,142 and has not yet generated any revenues. Therefore, our ability to continue our operations is highly dependent on our ability to raise capital to fund future operations. We anticipate, based on currently proposed plans and assumptions, that our cash and cash equivalents on hand will not satisfy our operational and capital requirements through twelve months from the filing date of these consolidated financial statements.

There are a number of uncertainties associated with our ability to raise additional capital and we have no current arrangements with respect to any additional financing. In addition, the continuation of disruptions caused by COVID-19 may cause investors to slow down or delay their decision to deploy capital based on volatile market conditions which will adversely impact our ability to fund future operations. Consequently, there can be no assurance that any additional financing on commercially reasonable terms, or at all, will be available when needed. The inability to obtain additional capital will delay our ability to conduct our business operations. Any additional equity financing may involve substantial dilution to our then existing stockholders. The above matters raise substantial doubt regarding our ability to continue as a going concern.